Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets debtors due to payment - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Gross carrying amount, Total	€ 16,557	€ 10,865
Loss allowance, Total	(59)	(58)
Credit- impaired, Total
Current (not past due) [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.00%
Gross carrying amount	€ 13,224	€ 8,902
Loss allowance
Credit- impaired
1-30 days past due [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.00%
Gross carrying amount	€ 2,760	€ 1,800
Loss allowance
Credit- impaired
31-60 days past due [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.00%
Gross carrying amount	€ 185	€ 51
Loss allowance
Credit- impaired
61-90 days past due [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.00%
Gross carrying amount	€ 1
Loss allowance
Credit- impaired
More than 90 days past due [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	15.28%	51.79%
Gross carrying amount	€ 386	€ 112
Loss allowance	(59)	(58)
Credit- impaired